                                                                          NUVEEN
NUVEEN NORTH CAROLINA
TRADITIONAL UNIT TRUST 306                                                   945

--------------------------------------------------------------------------------

ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.93 - 5.13%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
4.94 - 5.21%                                        - Dependable Income
DATE OF DEPOSIT: June 11, 1997                      - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.23 to $99.20 depending on the purchase amount
Cusip           6710A6 103 monthly payment plan
Numbers         6710A6 111 quarterly payment plan
                6710A6 129 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               39%
                AA                47
                A1/A+             14
                                  ---------
                                  100%
Registration    Registered in North Carolina

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-15                                            10.0%
2016-17                                             0.0%
2018-19                                            28.5%
2020-21                                            42.9%
2022+                                              18.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/10/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.93%
     Tax Equivalent Yield                          8.36%

Treasury Bonds
     Yield                                         6.82%
     Tax Equivalent Yield                          7.39%

Corporate Bonds

     Yield                   7.60%

 *COMPARES TRUST AS OF 06/10/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/09/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NORTH CAROLINA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                         RATINGS
  PRINCIPAL                                                                              EARLIEST CALL -----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 -----------------------------------------------------------------------------------------------------------------
 $   500,000  North Carolina Medical Care Commission, Hospital Revenue Bonds (Gaston                    A+   A2
              Memorial Hospital Project), Series 1995, 5.50% Due 2/15/19.                 2006 at 102
     500,000  North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue                 AAA   Aaa
              Bonds, Series 1995A, 5.375% Due 1/1/20. (AMBAC Insured.)                    2006 at 102
     150,000  Board of Governors of The University of North Carolina, University of North               AA   Aa3
              Carolina Hospitals at Chapel Hill, Revenue Bonds, Series 1996, 5.25% Due
              2/15/26.                                                                    2006 at 102
     500,000  City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds,                  AA   Aa
              Series 1996, 5.25% Due 12/1/21.                                             2006 at 102
     500,000  City of Greensboro, North Carolina, Combined Enterprise System Revenue                   AA-   A1
              Bonds, Series 1995A, 5.375% Due 6/1/19.                                     2005 at 102
     350,000  County of Pasquotank, North Carolina, Certificates of Participation (1995                AAA   Aaa
              Elizabeth City-Pasquotank Public Schools Project), 5.00% Due 6/1/15.
              (Original issue discount bonds delivered on or about December 21, 1995 at a
              price of 94.871% of principal amount.)(MBIA Insured.)                       2006 at 102
     500,000  County of Pitt, North Carolina, Pitt County Memorial Hospital Revenue                    AA-   Aa3
              Bonds, Series 1995, 5.25% Due 12/1/21. (Original issue discount bonds delivered on or about October 12, 1995 at a price of 92.008% of principal
              amount.)                                                                    2005 at 102
     500,000  County of Wake, North Carolina, Hospital System Revenue Bonds, Series 1993,              AAA   Aaa
              5.125% Due 10/1/26. (Escrow Secured.) (MBIA Insured.)                       No Optional
                                                                                              Call
 -----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NORTH CAROLINA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/10/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.23     4.90 %      4.93%   4.94%   4.96%   4.96%   4.98%   4.98 %
 500 / $50,000              102.07     4.75        4.94    4.94    4.97    4.97    4.99    4.99
 1,000 / $100,000           101.80     4.50        4.95    4.97    4.98    5.00    5.00    5.02
 2,500 / $250,000           101.54     4.25        4.96    4.98    5.00    5.01    5.01    5.03
 5,000 / $500,000           100.75     3.50        5.00    5.04    5.03    5.07    5.05    5.09
 10,000 / $1,000,000        100.23     3.00        5.03    5.08    5.06    5.11    5.08    5.13
 25,000 / $2,500,000         99.71     2.50        5.05    5.12    5.09    5.15    5.11    5.17
 50,000 / $5,000,000         99.20     2.00        5.08    5.16    5.11    5.19    5.13    5.21

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.5%   41.0%      44.5%
         4.93  % 7.36%   7.76%   8.36%      8.88 %
         4.94    7.37    7.78    8.37       8.90
         4.95    7.39    7.80    8.39       8.92
         4.96    7.40    7.81    8.41       8.94
         5.00    7.46    7.87    8.47       9.01
         5.03    7.51    7.92    8.53       9.06
         5.05    7.54    7.95    8.56       9.10
         5.08    7.58    8.00    8.61       9.15

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .2798
 Monthly plan            8/15/97       .4197   $ 5.0399
 Quarterly plan          8/15/97       .4224
                        11/15/97      1.2672     5.0719
 Semi-annual plan       11/15/97      1.6968
                         5/15/98      2.5452     5.0909
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.30 =  97.751
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/10/97)        interest
 97.751       X   $5.0399        =   $492.66
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 220                                                       945

--------------------------------------------------------------------------------

RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 11, 1997
4.96 - 5.17%
ESTIMATED LONG-TERM RETURN:
4.96 - 5.22%

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.98 to $98.96 depending on the purchase amount
Cusip           6706LA 852 monthly payment plan
Numbers         6706LA 860 quarterly payment plan
                6706LA 878 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-18                                            14.3%
2019-20                                             0.0%
2021-22                                            42.8%
2023-24                                             0.0%
2025+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/10/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.96%
     Tax Equivalent Yield                          8.27%

Treasury Bonds
     Yield                                         6.82%
     Tax Equivalent Yield                          7.28%

Corporate Bonds
     Yield                   7.60%

 *COMPARES TRUST AS OF 06/10/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/09/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/21.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State   2006 at 101  AAA   Aaa
              College Issue, Series 1996 A, 5.10% Due 7/1/21.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     500,000  The Camden County Municipal Utilities Authority (Camden County, New         2006 at 102  AAA   Aaa
              Jersey), County Agreement Sewer Revenue Refunding Bonds, 1996 Series,
              5.125% Due 7/15/17. (General Obligation Bonds.)
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  The Board of Education of the Township of Middletown in the County of       2007 at 100  AAA   Aaa
              Monmouth, New Jersey, School Bonds, 5.85% Due 8/1/27. (General Obligation
              Bonds.)
     500,000  The City of Newark, in the County of Essex, New Jersey, General Obligation  2005 at 101  AAA   Aaa
              Water Utility Bonds, 5.55% Due 10/1/21.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM NEW JERSEY.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/10/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.98     4.90 %      4.96%   4.96%   5.00%   4.99%   5.01%   5.01 %
 500 / $50,000              101.82     4.75        4.97    4.97    5.00    5.00    5.02    5.02
 1,000 / $100,000           101.55     4.50        4.99    4.99    5.02    5.02    5.04    5.04
 2,500 / $250,000           101.28     4.25        5.00    5.00    5.03    5.03    5.05    5.05
 5,000 / $500,000           100.50     3.50        5.04    5.06    5.07    5.09    5.09    5.11
 10,000 / $1,000,000         99.98     3.00        5.06    5.10    5.10    5.13    5.12    5.15
 25,000 / $2,500,000         99.47     2.50        5.09    5.14    5.12    5.17    5.14    5.19
 50,000 / $5,000,000         98.96     2.00        5.12    5.17    5.15    5.20    5.17    5.22

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.5%   40.0%      43.5%
         4.96  % 7.29%   7.69%   8.27%      8.78 %
         4.97    7.31    7.71    8.28       8.80
         4.99    7.34    7.74    8.32       8.83
         5.00    7.35    7.75    8.33       8.85
         5.04    7.41    7.81    8.40       8.92
         5.06    7.44    7.84    8.43       8.96
         5.09    7.49    7.89    8.48       9.01
         5.12    7.53    7.94    8.53       9.06

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .2812
 Monthly plan            8/15/97       .4218   $ 5.0633
 Quarterly plan          8/15/97       .4245
                        11/15/97      1.2735     5.0953
 Semi-annual plan       11/15/97      1.7040
                         5/15/98      2.5560     5.1143
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.05 =  97.991
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/10/97)        interest
 97.991       X   $5.0633        =   $496.16
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)